Supplement dated October 14, 2005 to the Adjustable Income Annuity Prospectus dated April 29, 2005


	In accordance with the provisions of the Adjustable Income Annuity contract, as recited in the prospectus, on page 5, Minnesota Life will not accept any further purchase payments to your contract or any contract of this class after October 31, 2005. All purchase payments must be received in the home office by 3:00 p.m. Central time on that date or they will be returned to you.

This supplement should be retained for future reference.
F63610 10-2005